UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower S&P Small Cap 600® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXNSX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600® Index Fund (Class L/MXNSX)	$81.00	0.81%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,106M
Total number of portfolio holdings	606
Total advisory fee paid	$0.9M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Small Cap 600® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXERX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600® Index Fund (Institutional Class/MXERX)	$21.00	0.21%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,106M
Total number of portfolio holdings	606
Total advisory fee paid	$0.9M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Small Cap 600® Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXISX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600® Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600® Index Fund (Investor Class/MXISX)	$56.00	0.56%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,106M
Total number of portfolio holdings	606
Total advisory fee paid	$0.9M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.88%
U.S. Treasury Bills 5.29%	0.77%
Abercrombie & Fitch Co Class A	0.74%
Fabrinet	0.72%
Ensign Group Inc	0.56%
SPS Commerce Inc	0.56%
ATI Inc	0.56%
Comerica Inc	0.55%
Robert Half Inc	0.54%
SPX Technologies Inc	0.53%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXMSX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$84.00	0.84%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$134M
Total number of portfolio holdings	180
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.16%
PTC Inc	1.43%
ICON PLC	1.37%
Element Solutions Inc	1.28%
Stifel Financial Corp	1.25%
Verra Mobility Corp	1.23%
ICF International Inc	1.22%
SS&C Technologies Holdings Inc	1.20%
KBR Inc	1.19%
Baldwin Insurance Group Inc	1.18%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMTX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$119.00	1.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$134M
Total number of portfolio holdings	180
Total advisory fee paid	$0.6M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.16%
PTC Inc	1.43%
ICON PLC	1.37%
Element Solutions Inc	1.28%
Stifel Financial Corp	1.25%
Verra Mobility Corp	1.23%
ICF International Inc	1.22%
SS&C Technologies Holdings Inc	1.20%
KBR Inc	1.19%
Baldwin Insurance Group Inc	1.18%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTFX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$74.00	0.74%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$463M
Total number of portfolio holdings	441
Total advisory fee paid	$1.6M
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Weatherford International PLC	1.78%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.51%
Moog Inc Class A	1.34%
Vontier Corp	1.23%
United States Cellular Corp	1.06%
Northern Oil & Gas Inc	1.03%
Tidewater Inc	1.02%
Popular Inc	1.01%
Tenet Healthcare Corp	0.98%
Federal Agricultural Mortgage Corp Class C	0.96%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Small Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLSX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$109.00	1.09%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$463M
Total number of portfolio holdings	441
Total advisory fee paid	$1.6M
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Weatherford International PLC	1.78%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.51%
Moog Inc Class A	1.34%
Vontier Corp	1.23%
United States Cellular Corp	1.06%
Northern Oil & Gas Inc	1.03%
Tidewater Inc	1.02%
Popular Inc	1.01%
Tenet Healthcare Corp	0.98%
Federal Agricultural Mortgage Corp Class C	0.96%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.09%
25,804	AdvanSix Inc	$ 591,428
114,322	ATI Inc(a)	6,339,155
29,717	Balchem Corp	4,574,932
45,358	Carpenter Technology Corp	4,970,330
45,735	Century Aluminum Co(a)	766,061
31,830	Compass Minerals International Inc	328,804
17,756	Hawkins Inc	1,615,796
11,386	Haynes International Inc	668,358
50,098	HB Fuller Co	3,855,542
32,066	Ingevity Corp(a)	1,401,605
22,856	Innospec Inc	2,824,773
14,430	Kaiser Aluminum Corp	1,268,397
18,512	Koppers Holdings Inc	684,759
47,828	Mativ Holdings Inc	811,163
43,871	Mercer International Inc	374,658
29,305	Minerals Technologies Inc	2,437,004
12,603	Quaker Chemical Corp	2,138,729
15,403	Rogers Corp(a)	1,857,756
38,930	Sensient Technologies Corp	2,888,217
20,214	Stepan Co	1,697,167
32,267	Sylvamo Corp	2,213,516
27,478	Worthington Steel Inc	916,666
		45,224,816
Communications — 3.74%
61,815	A10 Networks Inc	856,138
31,346	AMC Networks Inc Class A(a)	302,802
4,109	Cable One Inc(b)	1,454,586
54,781	Calix Inc(a)	1,940,891
71,311	Cargurus Inc(a)	1,868,348
58,771	Cars.com Inc(a)	1,157,789
39,364	Cogent Communications Holdings Inc	2,221,704
59,451	Consolidated Communications Holdings Inc(a)	261,584
113,183	EchoStar Corp Class A(a)	2,015,789
24,634	ePlus Inc(a)	1,815,033
118,165	Extreme Networks Inc(a)	1,589,319
59,881	Gogo Inc(a)	576,055
108,037	Harmonic Inc(a)	1,271,596
23,186	HealthStream Inc	646,889
64,006	IAC Inc(a)	2,998,681
23,075	InterDigital Inc(b)	2,689,622
22,579	Liquidity Services Inc(a)	451,129
957,752	Lumen Technologies Inc(a)	1,053,527
32,675	Perficient Inc(a)	2,443,763
51,249	QuinStreet Inc(a)	850,221
23,305	Scholastic Corp	826,628
45,882	Shenandoah Telecommunications Co	749,253
21,390	Shutterstock Inc	827,793
107,191	Sprinklr Inc Class A(a)	1,031,178
23,007	TechTarget Inc(a)	717,128
89,857	Telephone & Data Systems Inc	1,862,736
Shares		Fair Value
Communications — (continued)
29,682	Thryv Holdings Inc(a)	$ 528,933
101,577	TripAdvisor Inc(a)	1,809,086
70,722	Viasat Inc(a)	898,170
203,446	Viavi Solutions Inc(a)	1,397,674
61,532	Yelp Inc(a)	2,273,608
		41,387,653
Consumer, Cyclical — 16.09%
46,932	Abercrombie & Fitch Co Class A(a)	8,346,387
67,215	Academy Sports & Outdoors Inc	3,579,199
54,488	Advance Auto Parts Inc	3,450,725
116,686	Alaska Air Group Inc(a)	4,714,114
12,830	Allegiant Travel Co	644,451
105,721	American Axle & Manufacturing Holdings Inc(a)	738,990
169,494	American Eagle Outfitters Inc	3,383,100
18,567	Asbury Automotive Group Inc(a)	4,230,862
20,325	BJ's Restaurants Inc(a)	705,277
79,338	Bloomin' Brands Inc	1,525,670
27,732	Boot Barn Holdings Inc(a)	3,575,487
40,702	Brinker International Inc(a)	2,946,418
27,930	Buckle Inc	1,031,734
31,549	Caleres Inc	1,060,046
7,100	Cavco Industries Inc(a)	2,457,807
25,948	Century Communities Inc	2,118,914
40,713	Cheesecake Factory Inc	1,599,614
17,072	Chuy's Holdings Inc(a)	442,506
95,530	Cinemark Holdings Inc(a)	2,065,359
20,757	Cracker Barrel Old Country Store Inc	875,115
116,246	Dana Inc	1,408,901
30,635	Dave & Buster's Entertainment Inc(a)	1,219,579
45,297	Designer Brands Inc Class A(b)	309,378
14,748	Dine Brands Global Inc	533,878
25,730	Dorman Products Inc(a)	2,353,780
21,733	Ethan Allen Interiors Inc	606,133
77,308	Foot Locker Inc	1,926,515
38,247	Fox Factory Holding Corp(a)	1,843,123
35,351	G-III Apparel Group Ltd(a)	956,952
29,290	Gentherm Inc(a)	1,444,583
37,203	GMS Inc(a)	2,998,934
18,808	Golden Entertainment Inc	585,117
23,590	Green Brick Partners Inc(a)	1,350,292
12,124	Group 1 Automotive Inc	3,604,223
24,282	Guess? Inc(b)	495,353
316,169	Hanesbrands Inc(a)	1,558,713
10,828	Haverty Furniture Cos Inc	273,840
10,424	Hibbett Inc	909,077
43,275	HNI Corp	1,948,240
21,530	Installed Building Products Inc	4,428,290
51,488	Interface Inc	755,844
18,723	Jack in the Box Inc	953,750

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
308,312	JetBlue Airways Corp(a)	$ 1,877,620
103,338	Kohl's Corp	2,375,741
45,682	Kontoor Brands Inc	3,021,864
39,250	La-Z-Boy Inc	1,463,240
23,246	LCI Industries	2,403,171
122,891	Leggett & Platt Inc	1,408,331
163,799	Leslie's Inc(a)	686,318
18,943	LGI Homes Inc(a)	1,695,209
25,434	M/I Homes Inc(a)	3,106,509
15,232	Madison Square Garden Sports Corp(a)	2,865,596
17,585	MarineMax Inc(a)	569,226
33,370	Meritage Homes Corp	5,400,935
67,588	MillerKnoll Inc	1,790,406
11,822	Monarch Casino & Resort Inc	805,433
14,810	Movado Group Inc	368,177
71,190	National Vision Holdings Inc(a)	931,877
349,268	Newell Brands Inc	2,238,808
47,640	Nu Skin Enterprises Inc Class A	502,126
29,818	ODP Corp(a)	1,170,953
98,269	OPENLANE Inc(a)	1,630,283
13,384	Oxford Industries Inc	1,340,408
29,940	Papa John's International Inc	1,406,581
19,492	Patrick Industries Inc	2,115,857
10,675	PC Connection Inc	685,335
136,231	Penn Entertainment Inc(a)(b)	2,636,751
40,973	Phinia Inc	1,612,697
22,479	PriceSmart Inc	1,825,295
133,812	Resideo Technologies Inc(a)	2,617,363
57,547	Rush Enterprises Inc Class A	2,409,493
335,984	Sabre Corp(a)	897,077
92,958	Sally Beauty Holdings Inc(a)	997,439
22,096	ScanSource Inc(a)	979,074
34,612	Shake Shack Inc Class A(a)	3,115,080
16,158	Shoe Carnival Inc	596,069
41,077	Signet Jewelers Ltd	3,679,678
64,894	Six Flags Entertainment Corp	2,150,587
37,008	SkyWest Inc(a)	3,037,247
13,200	Sonic Automotive Inc Class A	719,004
114,108	Sonos Inc(a)	1,684,234
18,470	Standard Motor Products Inc	512,173
63,225	Steven Madden Ltd	2,674,417
35,418	Sun Country Airlines Holdings Inc(a)	444,850
46,318	Titan International Inc(a)	343,216
129,591	Topgolf Callaway Brands Corp(a)	1,982,742
87,343	Tri Pointe Homes Inc(a)	3,253,527
13,845	UniFirst Corp	2,374,833
51,905	Urban Outfitters Inc(a)	2,130,700
302,363	VF Corp	4,081,900
71,796	Victoria's Secret & Co(a)	1,268,635
53,891	Vista Outdoor Inc(a)	2,028,996
43,152	Wabash National Corp	942,440
27,610	Winnebago Industries Inc	1,496,462
Shares		Fair Value
Consumer, Cyclical — (continued)
69,815	Wolverine World Wide Inc	$ 943,899
18,721	XPEL Inc(a)	665,719
		177,917,871
Consumer, Non-Cyclical — 17.01%
58,677	ABM Industries Inc	2,967,296
73,704	AdaptHealth Corp(a)	737,040
16,039	Addus HomeCare Corp(a)	1,862,288
34,169	Adtalem Global Education Inc(a)	2,330,667
46,678	Alarm.com Holdings Inc(a)	2,965,920
154,650	Alkermes PLC(a)	3,727,065
34,572	AMN Healthcare Services Inc(a)	1,771,124
35,923	Amphastar Pharmaceuticals Inc(a)	1,436,920
28,024	Andersons Inc	1,389,990
14,777	ANI Pharmaceuticals Inc(a)	940,999
53,307	Arcus Biosciences Inc(a)	811,866
89,800	Arlo Technologies Inc(a)	1,170,992
35,365	Artivion Inc(a)	907,112
38,068	Astrana Health Inc(a)	1,544,038
42,409	Avanos Medical Inc(a)	844,787
69,404	B&G Foods Inc(b)	560,784
33,514	BioLife Solutions Inc(a)	718,205
17,840	Calavo Growers Inc	404,968
37,134	Cal-Maine Foods Inc	2,269,259
100,225	Catalyst Pharmaceuticals Inc(a)	1,552,485
9,711	Central Garden & Pet Co(a)	373,874
50,714	Central Garden & Pet Co Class A(a)	1,675,083
101,416	Certara Inc(a)	1,404,612
32,624	Chefs' Warehouse Inc(a)	1,275,925
29,078	Collegium Pharmaceutical Inc(a)	936,312
27,989	CONMED Corp	1,940,197
83,337	Corcept Therapeutics Inc(a)	2,707,619
102,194	CoreCivic Inc(a)	1,326,478
8,295	CorVel Corp(a)	2,109,170
29,746	Cross Country Healthcare Inc(a)	411,685
95,989	Cytek Biosciences Inc(a)	535,619
42,426	Deluxe Corp	952,888
119,639	Dynavax Technologies Corp(a)	1,343,546
45,325	Edgewell Personal Care Co	1,821,612
54,733	Embecta Corp	684,163
43,490	Enhabit Inc(a)	387,931
51,600	Ensign Group Inc	6,382,404
58,427	EVERTEC Inc	1,942,698
83,334	Fortrea Holdings Inc(a)	1,945,016
31,125	Fresh Del Monte Produce Inc	680,081
16,657	Fulgent Genetics Inc(a)	326,810
117,586	GEO Group Inc(a)	1,688,535
45,742	Glaukos Corp(a)	5,413,566
37,405	Green Dot Corp Class A(a)	353,477
91,296	Grocery Outlet Holding Corp(a)	2,019,468

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
89,368	Hain Celestial Group Inc(a)	$ 617,533
29,072	Harmony Biosciences Holdings Inc(a)(b)	877,102
68,823	Healthcare Services Group Inc(a)	728,147
19,490	Heidrick & Struggles International Inc	615,494
120,383	Hertz Global Holdings Inc(a)(b)	424,952
18,880	ICU Medical Inc(a)	2,242,000
48,156	Inari Medical Inc(a)	2,318,711
50,813	Innoviva Inc(a)	833,333
30,580	Integer Holdings Corp(a)	3,540,858
62,969	Integra LifeSciences Holdings Corp(a)	1,834,917
16,470	Inter Parfums Inc	1,911,014
135,228	Ironwood Pharmaceuticals Inc(a)	881,687
14,222	J & J Snack Foods Corp	2,309,226
7,972	John B Sanfilippo & Son Inc	774,639
38,003	John Wiley & Sons Inc Class A	1,546,722
28,035	Kelly Services Inc Class A	600,229
47,572	Korn Ferry	3,193,984
22,733	Krystal Biotech Inc(a)	4,174,688
18,371	LeMaitre Vascular Inc	1,511,566
15,620	Ligand Pharmaceuticals Inc(a)	1,316,141
60,964	LiveRamp Holdings Inc(a)	1,886,226
27,322	Matthews International Corp Class A	684,416
52,989	Merit Medical Systems Inc(a)	4,554,405
14,684	MGP Ingredients Inc(b)	1,092,490
85,282	Mister Car Wash Inc(a)	607,208
27,097	Monro Inc(b)	646,534
83,698	Myriad Genetics Inc(a)	2,047,253
22,487	National Beverage Corp	1,152,234
12,707	National HealthCare Corp	1,377,439
119,537	NeoGenomics Inc(a)	1,657,978
43,230	Omnicell Inc(a)	1,170,236
235,705	Organon & Co	4,879,093
66,938	Owens & Minor Inc(a)	903,663
43,786	Pacira BioSciences Inc(a)	1,252,717
72,329	Patterson Cos Inc	1,744,575
240,563	Payoneer Global Inc(a)	1,332,719
72,175	Pediatrix Medical Group Inc(a)	544,921
60,999	Perdoceo Education Corp	1,306,599
17,144	Phibro Animal Health Corp Class A	287,505
95,519	Premier Inc Class A	1,783,340
46,302	Prestige Consumer Healthcare Inc(a)	3,187,893
40,455	PROG Holdings Inc	1,402,979
31,986	Quanex Building Products Corp	884,413
60,848	RadNet Inc(a)	3,585,164
36,838	REGENXBIO Inc(a)	431,005
94,838	Robert Half Inc	6,067,735
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
97,617	Select Medical Holdings Corp	$ 3,422,452
82,588	Simply Good Foods Co(a)	2,983,904
33,050	SpartanNash Co	620,018
44,583	STAAR Surgical Co(a)	2,122,597
19,735	Strategic Education Inc	2,183,875
37,461	Stride Inc(a)	2,641,001
49,017	Supernus Pharmaceuticals Inc(a)	1,311,205
59,087	Tandem Diabetes Care Inc(a)	2,380,615
16,764	Tootsie Roll Industries Inc	512,476
43,231	TreeHouse Foods Inc(a)	1,583,984
6,330	UFP Technologies Inc(a)	1,670,297
57,955	United Natural Foods Inc(a)	759,211
23,054	Universal Corp	1,110,972
41,387	Upbound Group Inc	1,270,581
13,672	US Physical Therapy Inc	1,263,566
10,284	USANA Health Sciences Inc(a)	465,248
38,495	Varex Imaging Corp(a)	567,031
121,750	Vector Group Ltd	1,286,898
43,641	Vericel Corp(a)	2,002,249
122,986	Vestis Corp	1,504,119
19,799	Viad Corp(a)	673,166
77,987	Vir Biotechnology Inc(a)	694,084
12,308	WD-40 Co	2,703,329
59,773	WK Kellogg Co	983,864
57,794	Xencor Inc(a)	1,094,040
		188,087,039
Energy — 5.98%
10,604	Alpha Metallurgical Resources Inc	2,974,740
16,634	Arch Resources Inc	2,532,194
127,012	Archrock Inc	2,568,183
22,953	Bristow Group Inc(a)	769,614
59,127	California Resources Corp	3,146,739
89,790	Comstock Resources Inc(b)	932,020
24,533	CONSOL Energy Inc(a)	2,503,102
41,341	Core Laboratories Inc	838,809
26,022	CVR Energy Inc	696,609
95,765	DNOW Inc(a)	1,314,853
33,050	Dril-Quip Inc(a)	614,730
59,978	Green Plains Inc(a)	951,251
127,971	Helix Energy Solutions Group Inc(a)	1,527,974
90,782	Helmerich & Payne Inc	3,280,862
137,853	Liberty Energy Inc	2,879,749
165,418	Magnolia Oil & Gas Corp Class A	4,191,692
8,031	Nabors Industries Ltd(a)	571,486
84,188	Northern Oil & Gas Inc	3,129,268
91,754	Oceaneering International Inc(a)	2,170,900
48,771	Par Pacific Holdings Inc(a)	1,231,468
285,021	Patterson-UTI Energy Inc	2,952,818
95,628	Peabody Energy Corp	2,115,291
75,593	ProPetro Holding Corp(a)	655,391

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
13,564	REX American Resources Corp(a)	$ 618,383
82,875	RPC Inc	517,969
105,539	SM Energy Co	4,562,451
53,446	SolarEdge Technologies Inc(a)(b)	1,350,046
75,005	SunCoke Energy Inc	735,049
62,966	SunPower Corp(a)(b)	186,379
201,430	Sunrun Inc(a)	2,388,960
139,572	Talos Energy Inc(a)	1,695,800
44,492	Tidewater Inc(a)	4,236,083
74,227	US Silica Holdings Inc(a)	1,146,807
23,355	Vital Energy Inc(a)(b)	1,046,771
48,059	Warrior Met Coal Inc	3,016,663
		66,051,104
Financial — 25.55%
96,831	Acadia Realty Trust REIT	1,735,212
94,748	Air Lease Corp	4,503,372
69,110	Alexander & Baldwin Inc REIT	1,172,106
43,429	Ambac Financial Group Inc(a)	556,760
47,024	American Assets Trust Inc REIT	1,052,397
59,015	Ameris Bancorp	2,971,405
16,910	AMERISAFE Inc	742,180
121,860	Apollo Commercial Real Estate Finance Inc REIT	1,193,009
201,572	Apple Hospitality Inc REIT	2,930,857
172,074	Arbor Realty Trust Inc REIT(b)	2,469,262
60,183	Armada Hoffler Properties Inc REIT	667,429
43,385	ARMOUR Residential Inc REIT(b)	840,801
63,112	Artisan Partners Asset Management Inc Class A	2,604,632
47,302	Assured Guaranty Ltd	3,649,349
82,011	Atlantic Union Bankshares Corp	2,694,061
46,831	Axos Financial Inc(a)	2,676,392
16,382	B Riley Financial Inc	288,978
129,052	Banc of California Inc	1,649,285
13,596	BancFirst Corp	1,192,369
48,670	Bancorp Inc(a)	1,837,779
36,067	Bank of Hawaii Corp	2,063,393
69,986	BankUnited Inc	2,048,490
31,533	Banner Corp	1,565,298
41,423	Berkshire Hills Bancorp Inc	944,444
350,902	BGC Group Inc Class A	2,912,487
157,732	Blackstone Mortgage Trust Inc Class A REIT (b)	2,747,691
153,559	Brandywine Realty Trust REIT	687,944
46,074	Bread Financial Holdings Inc	2,053,057
25,725	Brightsphere Investment Group Inc	570,323
79,868	Brookline Bancorp Inc	666,898
118,058	Capitol Federal Financial Inc	648,138
Shares		Fair Value
Financial — (continued)
130,357	CareTrust Inc REIT	$ 3,271,961
66,933	Cathay General Bancorp	2,524,713
13,240	Centerspace REIT	895,421
26,575	Central Pacific Financial Corp	563,390
13,320	City Holding Co	1,415,250
23,596	Cohen & Steers Inc	1,712,126
121,269	Comerica Inc	6,189,570
48,392	Community Financial System Inc	2,284,586
21,840	Community Healthcare Trust Inc REIT	510,838
185,915	Cushman & Wakefield PLC(a)	1,933,516
26,301	Customers Bancorp Inc(a)	1,261,922
120,963	CVB Financial Corp	2,085,402
194,455	DiamondRock Hospitality Co REIT	1,643,145
30,958	Dime Community Bancshares Inc	631,543
152,935	Douglas Emmett Inc REIT	2,035,565
26,579	Eagle Bancorp Inc	502,343
92,274	Easterly Government Properties Inc REIT	1,141,429
70,032	Ellington Financial Inc REIT(b)	845,987
82,108	Elme Communities REIT	1,307,980
22,510	Employers Holdings Inc	959,601
21,077	Encore Capital Group Inc(a)	879,543
24,827	Enova International Inc(a)	1,545,481
160,407	Essential Properties Realty Trust Inc REIT	4,444,878
68,404	eXp World Holdings Inc(b)	771,939
47,047	EZCORP Inc Class A(a)	492,582
32,999	FB Financial Corp	1,287,951
37,373	First Bancorp	1,192,946
152,016	First BanCorp	2,780,373
95,375	First Commonwealth Financial Corp	1,317,129
86,807	First Financial Bancorp	1,928,852
117,817	First Hawaiian Inc	2,445,881
82,742	Four Corners Property Trust Inc REIT	2,041,245
73,098	Franklin BSP Realty Trust Inc REIT	921,035
167,280	Fulton Financial Corp	2,840,414
398,853	Genworth Financial Inc(a)	2,409,072
45,182	Getty Realty Corp REIT	1,204,552
179,186	Global Net Lease Inc REIT	1,317,017
22,379	Goosehead Insurance Inc Class A(a)	1,285,450
27,795	Hanmi Financial Corp	464,732
105,041	Hannon Armstrong Sustainable Infrastructure Capital Inc(b)	3,109,213
6,122	HCI Group Inc	564,265
31,244	Heritage Financial Corp	563,329
97,596	Highwoods Properties Inc REIT	2,563,847
42,499	Hilltop Holdings Inc	1,329,369
115,061	Hope Bancorp Inc	1,235,755

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
36,852	Horace Mann Educators Corp	$ 1,202,112
113,276	Hudson Pacific Properties Inc REIT	544,858
39,130	Independent Bank Corp	1,984,674
32,678	Independent Bank Group Inc	1,487,503
26,288	Innovative Industrial Properties Inc REIT	2,871,175
62,239	Jackson Financial Inc Class A	4,621,868
77,196	JBG SMITH Properties REIT	1,175,695
103,974	Kennedy-Wilson Holdings Inc	1,010,627
58,550	KKR Real Estate Finance Trust Inc REIT	529,878
23,020	Lakeland Financial Corp	1,416,190
156,070	Lincoln National Corp	4,853,777
38,166	LTC Properties Inc REIT	1,316,727
267,328	LXP Industrial Trust REIT	2,438,031
197,324	Macerich Co REIT	3,046,682
250,955	Marathon Digital Holdings Inc(a)(b)	4,981,457
21,200	Marcus & Millichap Inc	668,224
553,517	Medical Properties Trust Inc REIT(b)	2,385,658
24,469	Mercury General Corp	1,300,283
64,278	Moelis & Co Class A	3,654,847
59,450	Mr Cooper Group Inc(a)	4,829,124
34,343	National Bank Holdings Corp Class A	1,341,094
77,038	Navient Corp	1,121,673
42,113	NBT Bancorp Inc	1,625,562
90,366	New York Mortgage Trust Inc REIT	527,737
20,377	NexPoint Residential Trust Inc REIT	805,095
73,359	NMI Holdings Inc(a)	2,497,140
115,490	Northwest Bancshares Inc	1,333,910
42,089	OFG Bancorp	1,576,233
132,419	Outfront Media Inc REIT	1,893,592
88,063	Pacific Premier Bancorp Inc	2,022,807
23,522	Palomar Holdings Inc(a)	1,908,810
13,299	Park National Corp	1,892,980
24,102	Pathward Financial Inc	1,363,450
107,754	Pebblebrook Hotel Trust REIT	1,481,618
83,339	PennyMac Mortgage Investment Trust REIT	1,145,911
111,982	Phillips Edison & Co Inc REIT	3,662,931
14,215	Piper Sandler Cos	3,271,867
20,516	PJT Partners Inc Class A	2,213,882
38,380	PRA Group Inc(a)	754,551
10,842	Preferred Bank	818,463
47,579	ProAssurance Corp(a)	581,415
121,474	Provident Financial Services Inc	1,743,152
137,120	Radian Group Inc	4,264,432
139,806	Ready Capital Corp REIT(b)	1,143,613
117,377	Redwood Trust Inc REIT	761,777
51,474	Renasant Corp	1,572,016
Shares		Fair Value
Financial — (continued)
114,246	Retail Opportunity Investments Corp REIT	$ 1,420,078
33,774	S&T Bancorp Inc	1,127,714
40,122	Safehold Inc REIT	773,953
14,000	Safety Insurance Group Inc	1,050,420
11,879	Saul Centers Inc REIT	436,791
76,315	Seacoast Banking Corp of Florida	1,804,087
148,999	Service Properties Trust REIT	765,855
44,803	ServisFirst Bancshares Inc	2,831,102
117,884	Simmons First National Corp Class A	2,072,401
87,524	SiriusPoint Ltd(a)	1,067,793
163,973	SITE Centers Corp REIT	2,377,609
59,378	SL Green Realty Corp REIT	3,363,170
25,168	Southside Bancshares Inc	694,888
32,920	St Joe Co	1,800,724
41,874	Stellar Bancorp Inc	961,427
47,759	StepStone Group Inc Class A	2,191,661
24,562	Stewart Information Services Corp	1,524,809
25,213	StoneX Group Inc(a)	1,898,791
95,569	Summit Hotel Properties Inc REIT	572,458
187,320	Sunstone Hotel Investors Inc REIT	1,959,367
102,225	Tanger Inc REIT	2,771,320
12,557	Tompkins Financial Corp	614,037
19,569	Triumph Financial Inc(a)	1,599,766
31,380	Trupanion Inc(a)(b)	922,572
19,144	TrustCo Bank Corp NY	550,773
56,892	Trustmark Corp	1,709,036
94,364	Two Harbors Investment Corp REIT	1,246,549
109,002	United Community Banks Inc	2,775,191
20,683	United Fire Group Inc	444,478
229,895	Uniti Group Inc REIT	671,293
10,803	Universal Health Realty Income Trust REIT	422,829
109,510	Urban Edge Properties REIT	2,022,650
76,141	Veris Residential Inc REIT	1,142,115
52,570	Veritex Holdings Inc	1,108,701
80,758	Virtu Financial Inc Class A	1,813,017
6,188	Virtus Investment Partners Inc	1,397,560
63,136	WaFd Inc	1,804,427
30,845	Walker & Dunlop Inc	3,028,979
24,963	Westamerica BanCorp	1,211,454
43,626	Whitestone REIT	580,662
107,183	WisdomTree Inc	1,062,184
2,760	World Acceptance Corp(a)	341,081
54,578	WSFS Financial Corp	2,565,166
95,945	Xenia Hotels & Resorts Inc REIT	1,374,892
		282,509,867

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — 16.63%
30,517	AAR Corp(a)	$ 2,218,586
34,466	Advanced Energy Industries Inc	3,748,522
25,622	AeroVironment Inc(a)	4,667,304
9,398	Alamo Group Inc	1,625,854
29,272	Albany International Corp Class A	2,472,020
14,720	American Woodmark Corp(a)	1,156,992
20,397	Apogee Enterprises Inc	1,281,646
21,499	ArcBest Corp	2,302,113
44,397	Arcosa Inc	3,703,154
40,097	Armstrong World Industries Inc	4,540,584
20,381	Astec Industries Inc	604,501
26,522	AZZ Inc	2,048,825
26,991	Badger Meter Inc	5,029,773
47,261	Barnes Group Inc	1,957,078
33,615	Benchmark Electronics Inc	1,326,448
36,110	Boise Cascade Co	4,305,034
40,655	Brady Corp Class A	2,684,043
60,227	Cactus Inc Class A(b)	3,176,372
15,320	Clearwater Paper Corp(a)	742,560
28,506	CTS Corp	1,443,259
31,418	Dorian LPG Ltd	1,318,299
12,586	DXP Enterprises Inc(a)	576,942
26,560	Dycom Industries Inc(a)	4,482,266
14,453	Encore Wire Corp	4,188,913
62,502	Energizer Holdings Inc	1,846,309
48,628	Enerpac Tool Group Corp	1,856,617
19,206	EnPro Inc	2,795,817
78,351	Enviri Corp(a)	676,169
23,598	ESCO Technologies Inc	2,478,734
33,199	Fabrinet(a)	8,126,783
56,214	Federal Signal Corp	4,703,426
27,986	Forward Air Corp(b)	532,853
35,959	Franklin Electric Co Inc	3,463,571
70,695	Frontdoor Inc(a)	2,388,784
27,964	Gibraltar Industries Inc(a)	1,916,932
39,811	Granite Construction Inc	2,467,088
27,913	Greenbrier Cos Inc	1,383,089
33,919	Griffon Corp	2,166,067
119,852	Hayward Holdings Inc(a)	1,474,180
38,691	Heartland Express Inc	477,060
63,851	Hillenbrand Inc	2,555,317
56,189	Hub Group Inc Class A	2,418,936
28,209	Ichor Holdings Ltd(a)	1,087,457
18,964	Insteel Industries Inc	587,125
41,890	Itron Inc(a)	4,145,434
29,097	John Bean Technologies Corp	2,763,342
72,424	Kennametal Inc(b)	1,704,861
80,935	Knowles Corp(a)	1,396,938
10,334	Lindsay Corp	1,269,842
51,523	Marten Transport Ltd	950,599
116,730	Masterbrand Inc(a)	1,713,597
18,935	Materion Corp	2,047,442
31,292	Matson Inc	4,098,313
47,566	Mercury Systems Inc(a)	1,283,806
4,999	Mesa Laboratories Inc	433,763
Shares		Fair Value
Industrial — (continued)
34,864	Metallus Inc(a)	$ 706,693
26,339	Moog Inc Class A	4,406,515
104,437	Mueller Industries Inc	5,946,643
32,979	Myers Industries Inc	441,259
15,110	MYR Group Inc(a)	2,050,578
4,227	National Presto Industries Inc	317,575
12,149	NV5 Global Inc(a)	1,129,493
142,800	O-I Glass Inc(a)	1,589,364
8,717	Olympic Steel Inc	390,783
14,433	OSI Systems Inc(a)	1,984,826
24,803	Plexus Corp(a)	2,559,174
8,451	Powell Industries Inc	1,211,873
23,979	Proto Labs Inc(a)	740,711
106,846	RXO Inc(a)	2,794,023
50,659	Sanmina Corp(a)	3,356,159
133,877	Sealed Air Corp	4,657,581
42,381	SPX Technologies Inc(a)	6,024,035
10,847	Standex International Corp	1,747,994
16,423	Sturm Ruger & Co Inc	684,018
17,251	Tennant Co	1,698,189
74,322	Trinity Industries Inc	2,223,714
68,905	Triumph Group Inc(a)	1,061,826
92,077	TTM Technologies Inc(a)	1,789,056
21,227	Vicor Corp(a)	703,887
57,893	Werner Enterprises Inc	2,074,306
54,576	World Kinect Corp	1,408,061
28,956	Worthington Enterprises Inc	1,370,488
		183,880,163
Technology — 7.70%
132,713	3D Systems Corp(a)	407,429
96,507	ACI Worldwide Inc(a)	3,820,712
100,927	Adeia Inc	1,128,869
18,192	Agilysys Inc(a)	1,894,515
22,475	Alpha & Omega Semiconductor Ltd(a)	839,891
29,830	Axcelis Technologies Inc(a)	4,241,528
47,125	Blackline Inc(a)	2,283,206
131,656	Box Inc Class A(a)	3,480,985
23,604	CEVA Inc(a)	455,321
42,887	Cohu Inc(a)	1,419,560
41,993	Corsair Gaming Inc(a)	463,603
26,150	CSG Systems International Inc	1,076,595
35,274	Digi International Inc(a)	808,833
46,660	DigitalOcean Holdings Inc(a)	1,621,435
42,166	Diodes Inc(a)	3,033,000
22,515	Donnelley Financial Solutions Inc(a)	1,342,344
129,566	DoubleVerify Holdings Inc(a)	2,522,650
163,127	DXC Technology Co(a)	3,114,094
46,904	Envestnet Inc(a)	2,935,721
70,605	FormFactor Inc(a)	4,273,721
25,348	Insight Enterprises Inc(a)	5,028,029
50,974	Kulicke & Soffa Industries Inc	2,507,411
68,058	MaxLinear Inc(a)	1,370,688
61,618	N-able Inc(a)	938,442

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
62,130	NCR Atleos Corp(a)	$ 1,678,753
120,677	NCR Voyix Corp(a)	1,490,361
65,264	NetScout Systems Inc(a)	1,193,679
27,228	PDF Solutions Inc(a)	990,555
58,460	Photronics Inc(a)	1,442,208
143,681	Pitney Bowes Inc	729,899
95,377	Privia Health Group Inc(a)	1,657,652
40,293	Progress Software Corp	2,186,298
51,865	Schrodinger Inc(a)	1,003,069
57,957	Semtech Corp(a)	1,731,755
14,864	Simulations Plus Inc	722,688
16,605	SiTime Corp(a)	2,065,330
45,971	SMART Global Holdings Inc(a)	1,051,357
33,872	SPS Commerce Inc(a)	6,373,356
41,667	Ultra Clean Holdings Inc(a)	2,041,683
52,259	Veeco Instruments Inc(a)	2,441,018
152,854	Verra Mobility Corp(a)	4,157,629
103,660	Xerox Holdings Corp(b)	1,204,529
		85,170,401
Utilities — 2.03%
33,935	American States Water Co	2,462,663
71,429	Avista Corp	2,472,158
52,684	California Water Service Group	2,554,647
20,361	Chesapeake Utilities Corp	2,162,338
30,974	Clearway Energy Inc Class A	701,871
76,865	Clearway Energy Inc Class C	1,897,797
32,685	MGE Energy Inc	2,442,223
15,801	Middlesex Water Co	825,760
33,751	Northwest Natural Holding Co	1,218,749
39,026	Otter Tail Corp	3,418,287
27,002	SJW Group	1,464,048
14,487	Unitil Corp	750,282
		22,370,823
TOTAL COMMON STOCK — 98.82% (Cost $1,018,844,934)		$1,092,599,737
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
32,644,006	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	$ 32,644,006
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.95% (Cost $32,644,006)		$32,644,006
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.79%
$ 8,850,900	U.S. Treasury Bills(e) 5.29%, 08/20/2024	8,783,890
TOTAL SHORT TERM INVESTMENTS — 0.79% (Cost $8,783,890)		$8,783,890
TOTAL INVESTMENTS — 102.56% (Cost $1,060,272,830)		$1,134,027,633
OTHER ASSETS & LIABILITIES, NET — (2.56)%		$(28,308,769)
TOTAL NET ASSETS — 100.00%		$1,105,718,864

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	128	USD	13,216	Sep 2024	$114,778
				Net Appreciation	$114,778
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.13%
63,437	Element Solutions Inc	$ 1,720,412
39,834	Orion SA	873,958
5,989	Rogers Corp(a)	722,333
6,852	Steel Dynamics Inc	887,334
		4,204,037
Communications — 1.97%
22,825	Ciena Corp(a)	1,099,709
14,175	Credo Technology Group Holding Ltd(a)	452,750
7,597	Criteo SA Sponsored ADR(a)	286,559
9,776	Despegar.com Corp(a)(b)	129,336
49,382	DigitalBridge Group Inc	676,533
		2,644,887
Consumer, Cyclical — 10.46%
17,208	Academy Sports & Outdoors Inc	916,326
7,969	Blue Bird Corp(a)	429,131
6,777	Boot Barn Holdings Inc(a)	873,759
3,494	Burlington Stores Inc(a)	838,560
20,006	Core & Main Inc Class A(a)	979,094
6,062	Five Below Inc(a)	660,576
7,980	Green Brick Partners Inc(a)	456,775
61,938	International Game Technology PLC	1,267,251
2,210	Kura Sushi USA Inc Class A(a)(b)	139,429
56,809	Lions Gate Entertainment Corp Class B(a)	486,853
11,326	Ollie's Bargain Outlet Holdings Inc(a)	1,111,873
21,516	On Holding AG Class A(a)	834,821
13,895	OneSpaWorld Holdings Ltd(a)	213,566
34,048	OPENLANE Inc(a)	564,856
12,898	Papa John's International Inc	605,948
9,281	Patrick Industries Inc	1,007,453
2,090	Shake Shack Inc Class A(a)	188,100
13,438	Skyline Champion Corp(a)	910,424
13,245	Sweetgreen Inc Class A(a)	399,204
4,659	VSE Corp	411,297
33,577	Wabash National Corp	733,322
		14,028,618
Consumer, Non-Cyclical — 32.26%
57,604	ADMA Biologics Inc(a)	644,013
82,474	Amicus Therapeutics Inc(a)	818,142
11,398	Apellis Pharmaceuticals Inc(a)	437,227
73,018	Applied Therapeutics Inc(a)	340,994
5,399	Arcellx Inc(a)	297,971
20,247	Arlo Technologies Inc(a)	264,021
12,929	Avadel Pharmaceuticals PLC(a)	181,782
63,899	Avantor Inc(a)	1,354,659
8,802	Axsome Therapeutics Inc(a)	708,561
9,695	Azenta Inc(a)	510,151
29,699	BioLife Solutions Inc(a)	636,450
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,968	Blueprint Medicines Corp(a)	$ 858,791
7,591	Chefs' Warehouse Inc(a)	296,884
10,341	CONMED Corp	716,838
1,428	CRA International Inc	245,930
7,937	Crinetics Pharmaceuticals Inc(a)	355,498
14,541	Cytokinetics Inc(a)	787,831
53,498	Dynavax Technologies Corp(a)	600,782
4,955	elf Beauty Inc(a)	1,044,118
19,837	Evolus Inc(a)	215,231
41,071	Flywire Corp(a)	673,154
7,211	FTI Consulting Inc(a)	1,554,187
7,560	Glaukos Corp(a)	894,726
12,840	GXO Logistics Inc(a)	648,420
13,056	Haemonetics Corp(a)	1,080,123
12,287	HealthEquity Inc(a)	1,059,139
11,029	ICF International Inc	1,637,365
5,874	ICON PLC(a)	1,841,323
10,702	Immunome Inc(a)	129,494
17,910	Inari Medical Inc(a)	862,366
18,115	Insmed Inc(a)	1,213,705
13,226	Ionis Pharmaceuticals Inc(a)	630,351
8,142	iRhythm Technologies Inc(a)	876,405
6,316	Janux Therapeutics Inc(a)	264,577
23,888	Kiniksa Pharmaceuticals International PLC(a)	445,989
1,066	Krystal Biotech Inc(a)	195,760
12,099	Lamb Weston Holdings Inc	1,017,284
33,156	LiveRamp Holdings Inc(a)	1,025,847
11,374	Longboard Pharmaceuticals Inc(a)(b)	307,439
30,951	Myriad Genetics Inc(a)	757,061
7,124	Natural Grocers by Vitamin Cottage Inc	151,029
57,555	Neogen Corp(a)	899,585
6,768	Neurocrine Biosciences Inc(a)	931,751
49,620	Paragon 28 Inc(a)(b)	339,401
14,614	Paymentus Holdings Inc Class A(a)	277,666
19,905	Performance Food Group Co(a)	1,315,919
6,838	PROCEPT BioRobotics Corp(a)	417,733
6,421	RB Global Inc	490,308
2,681	Rhythm Pharmaceuticals Inc(a)	110,082
9,889	RxSight Inc(a)	595,021
3,515	Sarepta Therapeutics Inc(a)	555,370
13,176	Shift4 Payments Inc Class A(a)(b)	966,460
13,981	SpringWorks Therapeutics Inc(a)	526,664
4,840	Stride Inc(a)	341,220
81,592	SunOpta Inc(a)	440,597
20,143	Syndax Pharmaceuticals Inc(a)	413,536
12,022	Tarsus Pharmaceuticals Inc(a)	326,758
6,476	TransMedics Group Inc(a)(b)	975,415
9,021	Twist Bioscience Corp(a)	444,555
2,091	UFP Technologies Inc(a)	551,752
14,869	Ultragenyx Pharmaceutical Inc(a)	611,116
9,771	US Physical Therapy Inc	903,036

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,768	Vera Therapeutics Inc(a)	$ 281,046
6,380	Vita Coco Co Inc(a)	177,683
16,001	Vital Farms Inc(a)	748,367
4,743	WEX Inc(a)	840,175
5,596	Xenon Pharmaceuticals Inc(a)	218,188
		43,281,022
Energy — 1.34%
8,663	Aris Water Solutions Inc Class A	135,749
11,005	Civitas Resources Inc	759,345
34,803	TechnipFMC PLC	910,099
		1,805,193
Financial — 9.00%
44,775	Baldwin Insurance Group Inc(a)	1,588,169
12,065	Bowhead Specialty Holdings Inc(a)	305,727
20,266	Essent Group Ltd	1,138,746
6,346	Evercore Inc Class A	1,322,697
22,400	NerdWallet Inc Class A(a)	327,040
9,886	Palomar Holdings Inc(a)	802,249
1,729	Piper Sandler Cos	397,964
24,833	Ryan Specialty Holdings Inc	1,438,079
31,993	Skyward Specialty Insurance Group Inc(a)	1,157,507
19,989	Stifel Financial Corp	1,682,074
15,862	Triumph Financial Inc(a)	1,296,718
27,536	Virtu Financial Inc Class A	618,183
		12,075,153
Industrial — 15.63%
10,251	AAR Corp(a)	745,248
7,044	Advanced Drainage Systems Inc	1,129,787
8,574	Advanced Energy Industries Inc	932,508
1,336	AeroVironment Inc(a)	243,366
6,297	Atkore Inc	849,654
17,758	AZEK Co Inc(a)	748,145
6,726	Boise Cascade Co	801,874
7,208	Chart Industries Inc(a)	1,040,403
8,513	Dycom Industries Inc(a)	1,436,654
17,460	Flowserve Corp	839,826
5,743	Generac Holdings Inc(a)	759,340
1,742	Gibraltar Industries Inc(a)	119,414
9,030	Itron Inc(a)	893,609
7,218	Kirby Corp(a)	864,211
15,645	Knight-Swift Transportation Holdings Inc	780,998
48,944	Kratos Defense & Security Solutions Inc(a)	979,369
11,912	Modine Manufacturing Co(a)	1,193,463
30,379	Montrose Environmental Group Inc(a)(b)	1,353,688
6,570	MYR Group Inc(a)	891,615
Shares		Fair Value
Industrial — (continued)
2,841	Napco Security Technologies Inc	$ 147,590
2,721	OSI Systems Inc(a)	374,192
6,669	Primoris Services Corp	332,716
9,696	Proficient Auto Logistics Inc(a)	155,718
24,561	Schneider National Inc Class B	593,394
10,259	SPX Technologies Inc(a)	1,458,214
3,861	Sterling Infrastructure Inc(a)	456,911
29,026	Zurn Elkay Water Solutions Corp	853,364
		20,975,271
Technology — 24.26%
4,230	Agilysys Inc(a)	440,512
14,725	Alkami Technology Inc(a)	419,368
15,164	ASGN Inc(a)	1,337,010
30,230	AvidXchange Holdings Inc(a)	364,574
8,253	BILL Holdings Inc(a)	434,273
50,409	Box Inc Class A(a)	1,332,814
18,857	Braze Inc Class A(a)	732,406
30,784	Confluent Inc Class A(a)	909,052
5,183	CyberArk Software Ltd(a)	1,417,136
19,572	DoubleVerify Holdings Inc(a)	381,067
33,495	Evolent Health Inc Class A(a)	640,424
14,680	FormFactor Inc(a)	888,580
2,593	Impinj Inc(a)	406,505
51,410	Jamf Holding Corp(a)	848,265
40,016	JFrog Ltd(a)	1,502,601
24,948	KBR Inc	1,600,165
13,566	Lumentum Holdings Inc(a)	690,781
14,752	Nutanix Inc Class A(a)	838,651
22,185	Oddity Tech Ltd Class A(a)(b)	870,983
3,972	Onto Innovation Inc(a)	872,092
35,255	PagerDuty Inc(a)	808,397
18,167	PAR Technology Corp(a)(b)	855,484
7,399	Photronics Inc(a)	182,533
33,557	Phreesia Inc(a)	711,408
28,804	Privia Health Group Inc(a)	500,613
10,619	PTC Inc(a)	1,929,154
14,437	Pure Storage Inc Class A(a)	927,000
31,287	Riskified Ltd Class A(a)	199,924
6,376	Sapiens International Corp NV	216,338
16,664	Sprout Social Inc Class A(a)	594,571
25,695	SS&C Technologies Holdings Inc	1,610,306
6,581	Synaptics Inc(a)	580,444
11,787	TaskUS Inc Class A(a)(b)	156,885
7,595	Teradyne Inc	1,126,263
29,146	Varonis Systems Inc(a)	1,398,134
61,037	Verra Mobility Corp(a)	1,660,206
41,810	Waystar Holding Corp(a)	898,915
16,006	Weave Communications Inc(a)	144,374
30,320	Zeta Global Holdings Corp Class A(a)	535,148

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
58,622	Zuora Inc Class A(a)	$ 582,116
		32,545,472
TOTAL COMMON STOCK — 98.05% (Cost $111,874,079)		$131,559,653
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,910,671	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	2,910,671
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.17% (Cost $2,910,671)		$2,910,671
TOTAL INVESTMENTS — 100.22% (Cost $114,784,750)		$134,470,324
OTHER ASSETS & LIABILITIES, NET — (0.22)%		$(296,382)
TOTAL NET ASSETS — 100.00%		$134,173,942
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.90%
20,900	AdvanSix Inc	$ 479,028
20,349	Ashland Inc	1,922,777
35,826	Cabot Corp	3,292,051
42,300	Compass Minerals International Inc	436,959
297,044	Ecovyst Inc(a)	2,664,485
16,753	Hawkins Inc	1,524,523
2,900	Haynes International Inc	170,230
14,500	Ingevity Corp(a)	633,795
3,600	Innospec Inc	444,924
7,200	Kaiser Aluminum Corp	632,880
35,700	Mercer International Inc	304,878
7,500	Minerals Technologies Inc	623,700
4,200	Sylvamo Corp	288,120
		13,418,350
Communications — 1.74%
5,200	Aviat Networks Inc(a)	149,188
2,738	Cable One Inc(b)	969,252
8,000	ePlus Inc(a)	589,440
1,100	Preformed Line Products Co	136,994
11,700	Revolve Group Inc(a)(b)	186,147
96,600	Stagwell Inc(a)	658,812
41,300	TEGNA Inc	575,722
86,188	United States Cellular Corp(a)	4,811,014
		8,076,569
Consumer, Cyclical — 13.46%
36,710	Academy Sports & Outdoors Inc	1,954,808
44,600	Accel Entertainment Inc(a)	457,596
24,900	Adient PLC(a)	615,279
4,700	Advance Auto Parts Inc	297,651
12,900	Alaska Air Group Inc(a)	521,160
35,635	Allison Transmission Holdings Inc	2,704,697
2,000	Asbury Automotive Group Inc(a)	455,740
60,738	Atlanta Braves Holdings Inc Class C(a)	2,395,507
38,055	Beacon Roofing Supply Inc(a)	3,443,977
25,300	Bloomin' Brands Inc	486,519
2,200	Blue Bird Corp(a)	118,470
14,539	Boot Barn Holdings Inc(a)	1,874,513
6,300	Brinker International Inc(a)	456,057
30,961	Brunswick Corp	2,253,032
5,200	Carter's Inc	322,244
5,400	Century Communities Inc	440,964
26,076	Churchill Downs Inc	3,640,209
26,412	Crocs Inc(a)	3,854,567
11,600	Dave & Buster's Entertainment Inc(a)	461,796
35,800	Denny's Corp(a)	254,180
31,000	Designer Brands Inc Class A(b)	211,730
11,600	Dine Brands Global Inc	419,920
5,600	Douglas Dynamics Inc	131,040
32,800	El Pollo Loco Holdings Inc(a)	370,968
Shares		Fair Value
Consumer, Cyclical — (continued)
60,500	Everi Holdings Inc(a)	$ 508,200
36,757	Fox Factory Holding Corp(a)	1,771,320
15,700	G-III Apparel Group Ltd(a)	424,999
276,725	Garrett Motion Inc(a)	2,377,068
10,000	Genesco Inc(a)	258,600
3,975	Global Industrial Co	124,656
49,300	Goodyear Tire & Rubber Co(a)	559,555
5,400	Green Brick Partners Inc(a)	309,096
2,020	Group 1 Automotive Inc	600,506
70,000	Hanesbrands Inc(a)(b)	345,100
19,300	Haverty Furniture Cos Inc	488,097
5,100	Hibbett Inc	444,771
11,000	Hilton Grand Vacations Inc(a)	444,730
28,000	Interface Inc	411,040
16,579	JAKKS Pacific Inc(a)	296,930
30,300	JetBlue Airways Corp(a)(b)	184,527
9,800	Johnson Outdoors Inc Class A	342,804
46,378	KB Home	3,254,808
4,300	Kontoor Brands Inc	284,445
11,700	La-Z-Boy Inc	436,176
41,600	Leggett & Platt Inc	476,736
111,000	Leslie's Inc(a)(b)	465,090
3,500	M/I Homes Inc(a)	427,490
15,800	MarineMax Inc(a)	511,446
7,500	Marriott Vacations Worldwide Corp	654,900
49,600	Methode Electronics Inc	513,360
2,500	Miller Industries Inc	137,550
6,700	Monarch Casino & Resort Inc	456,471
209,464	MRC Global Inc(a)	2,704,180
24,900	Nu Skin Enterprises Inc Class A	262,446
19,600	OneWater Marine Inc Class A(a)(b)	540,372
2,100	Oxford Industries Inc	210,315
60,700	PetMed Express Inc(b)	245,835
13,900	Phinia Inc	547,104
16,600	Resideo Technologies Inc(a)	324,696
12,200	REV Group Inc	303,658
13,150	Rush Enterprises Inc Class A	550,591
9,300	ScanSource Inc(a)	412,083
5,500	Signet Jewelers Ltd	492,690
5,900	Six Flags Entertainment Corp	195,526
35,243	Skyline Champion Corp(a)	2,387,713
10,700	Sonic Automotive Inc Class A	582,829
9,600	Steven Madden Ltd	406,080
30,000	Titan Machinery Inc(a)	477,000
13,000	Travel + Leisure Co	584,740
8,900	Tri Pointe Homes Inc(a)	331,525
900	UniFirst Corp	154,377
12,300	United Parks & Resorts Inc(a)	668,013
16,500	Vista Outdoor Inc(a)	621,225
34,834	VSE Corp	3,075,145
19,700	Wabash National Corp	430,248
6,300	Zumiez Inc(a)	122,724
		62,284,210

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 16.80%
45,530	Aaron's Co Inc	$ 454,389
12,600	ABM Industries Inc	637,182
9,700	Adtalem Global Education Inc(a)	661,637
351,239	Alight Inc Class A(a)	2,592,144
75,527	Alkermes PLC(a)	1,820,201
64,009	Andersons Inc	3,174,846
38,770	ANI Pharmaceuticals Inc(a)	2,468,874
46,300	B&G Foods Inc(b)	374,104
51,293	BellRing Brands Inc(a)	2,930,882
4,300	Brink's Co	440,320
2,900	Cal-Maine Foods Inc	177,219
8,700	Central Garden & Pet Co(a)(b)	334,950
22,585	Colliers International Group Inc	2,521,615
20,784	CONMED Corp	1,440,747
8,100	CPI Card Group Inc(a)	220,725
168,967	Custom Truck One Source Inc(a)(b)	735,006
85,200	Duckhorn Portfolio Inc(a)	604,920
12,400	Edgewell Personal Care Co	498,356
26,238	Emerald Holding Inc(a)(b)	149,294
14,200	Ennis Inc	310,838
26,434	Euronet Worldwide Inc(a)	2,735,919
430	Graham Holdings Co Class B	300,807
31,841	Haemonetics Corp(a)	2,634,206
37,800	Hain Celestial Group Inc(a)	261,198
46,300	Healthcare Services Group Inc(a)	489,854
13,100	Heidrick & Struggles International Inc	413,698
52,400	Herbalife Ltd(a)	544,436
18,461	Herc Holdings Inc	2,460,667
89,870	Inmode Ltd(a)	1,639,229
7,746	J & J Snack Foods Corp	1,257,718
45,540	John Wiley & Sons Inc Class A	1,853,478
6,900	Kforce Inc	428,697
49,972	Korn Ferry	3,355,120
32,573	Lantheus Holdings Inc(a)	2,615,286
8,300	ManpowerGroup Inc	579,340
14,200	Medifast Inc(b)	309,844
131,145	Nomad Foods Ltd	2,161,270
93,402	Option Care Health Inc(a)	2,587,235
83,771	Pacira BioSciences Inc(a)	2,396,688
17,400	Phibro Animal Health Corp Class A	291,798
21,449	Post Holdings Inc(a)	2,234,128
36,800	Quad/Graphics Inc	200,560
71,044	Quanex Building Products Corp	1,964,367
39,400	Resources Connection Inc	434,976
13,400	Select Medical Holdings Corp	469,804
51,600	SIGA Technologies Inc	391,644
14,841	Spectrum Brands Holdings Inc	1,275,287
80,401	Supernus Pharmaceuticals Inc(a)	2,150,727
33,383	Tenet Healthcare Corp(a)	4,440,940
55,100	TrueBlue Inc(a)	567,530
8,919	UFP Technologies Inc(a)	2,353,457
10,719	United Therapeutics Corp(a)	3,414,537
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,200	Upbound Group Inc	$ 282,440
1,900	Utah Medical Products Inc	126,939
61,626	V2X Inc(a)	2,955,583
11,442	WEX Inc(a)	2,026,836
19,100	WK Kellogg Co	314,386
29,600	Zynex Inc(a)(b)	275,872
		77,744,750
Energy — 10.32%
261,500	Alto Ingredients Inc(a)	377,867
95,639	Antero Resources Corp(a)	3,120,701
194,668	Baytex Energy Corp(b)	675,940
101,700	Berry Corp	656,982
65,867	California Resources Corp	3,505,442
18,900	Core Laboratories Inc	383,481
52,500	Crescent Energy Co Class A	622,125
77,112	Delek US Holdings Inc	1,909,293
10,400	DNOW Inc(a)	142,792
23,600	Dril-Quip Inc(a)	438,960
48,300	Equitrans Midstream Corp	626,934
27,000	Expro Group Holdings NV(a)	618,840
7,900	Forum Energy Technologies Inc(a)	133,194
31,000	Helix Energy Solutions Group Inc(a)	370,140
7,400	Kinetik Holdings Inc	306,656
455,889	Kosmos Energy Ltd(a)	2,525,625
93,097	Liberty Energy Inc	1,944,796
58,600	National Energy Services Reunited Corp(a)	556,700
293,899	Newpark Resources Inc(a)	2,442,301
87,715	Noble Corp PLC	3,916,475
126,613	Northern Oil & Gas Inc	4,706,205
16,700	Par Pacific Holdings Inc(a)	421,675
9,600	Precision Drilling Corp(a)	675,264
20,400	ProFrac Holding Corp Class A(a)(b)	151,164
57,800	ProPetro Holding Corp(a)	501,126
4,000	REX American Resources Corp(a)	182,360
20,800	Select Water Solutions Inc	222,560
15,100	SilverBow Resources Inc(a)	571,233
49,400	Solaris Oilfield Infrastructure Inc Class A	423,852
51,000	Talos Energy Inc(a)	619,650
48,665	Tidewater Inc(a)	4,633,395
73,900	VAALCO Energy Inc	463,353
115,500	Vertex Energy Inc(a)(b)	109,113
14,800	Vital Energy Inc(a)(b)	663,336
66,309	Weatherford International PLC(a)	8,119,537
		47,739,067
Financial — 24.33%
2,900	1st Source Corp	155,498
36,154	Agree Realty Corp REIT	2,239,379
2,000	Alexander's Inc REIT	449,720
37,900	Ambac Financial Group Inc(a)	485,878

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
61,946	Ameris Bancorp	$ 3,118,981
26,900	Apollo Commercial Real Estate Finance Inc REIT	263,351
40,000	Ares Commercial Real Estate Corp REIT(b)	266,000
5,800	Arrow Financial Corp	151,090
27,800	Associated Banc-Corp	587,970
7,600	Assured Guaranty Ltd	586,340
8,400	Axis Capital Holdings Ltd	593,460
48,479	Banc of California Inc	619,562
19,200	Bank of Marin Bancorp	310,848
22,400	BankUnited Inc	655,648
5,400	BayCom Corp	109,890
17,700	BCB Bancorp Inc	188,151
12,600	Berkshire Hills Bancorp Inc	287,280
3,700	BOK Financial Corp	339,068
14,300	Bread Financial Holdings Inc	637,208
16,500	Bridgewater Bancshares Inc(a)	191,565
10,100	Brighthouse Financial Inc(a)	437,734
47,300	BrightSpire Capital Inc REIT	269,610
68,500	Brookline Bancorp Inc	571,975
89,032	Cadence Bank	2,517,825
6,800	Cambridge Bancorp	469,200
8,200	Camden National Corp	270,600
56,600	Capitol Federal Financial Inc	310,734
8,100	Cathay General Bancorp	305,532
21,500	Central Pacific Financial Corp	455,800
13,300	Civista Bancshares Inc	206,017
6,800	CNB Financial Corp	138,788
22,100	CNO Financial Group Inc	612,612
19,400	Columbia Banking System Inc	385,866
7,000	Community Trust Bancorp Inc	305,620
35,900	ConnectOne Bancorp Inc	678,151
23,600	CrossFirst Bankshares Inc(a)	330,872
54,300	Cushman & Wakefield PLC(a)	564,720
2,200	Diamond Hill Investment Group Inc	309,650
24,100	Dime Community Bancshares Inc	491,640
33,600	Eagle Bancorp Inc	635,040
65,100	Empire State Realty Trust Inc Class A REIT	610,638
69,812	Employers Holdings Inc	2,976,086
20,500	Enact Holdings Inc	628,530
9,353	Enstar Group Ltd(a)	2,859,212
7,400	Enterprise Financial Services Corp	302,734
115,978	Equity Commonwealth REIT(a)	2,249,973
11,800	Essent Group Ltd	663,042
1,800	Evercore Inc Class A	375,174
4,000	FB Financial Corp	156,120
24,264	Federal Agricultural Mortgage Corp Class C	4,387,416
17,400	Federated Hermes Inc	572,112
8,500	Financial Institutions Inc	164,220
6,300	First Busey Corp	152,523
6,100	First Business Financial Services Inc	225,639
12,600	First Financial Corp	464,688
Shares		Fair Value
Financial — (continued)
51,600	First Foundation Inc	$ 337,980
28,100	First Hawaiian Inc	583,356
11,200	First Internet Bancorp	302,624
5,300	First Interstate BancSystem Inc Class A	147,181
4,296	First Merchants Corp	143,014
4,600	First Mid Bancshares Inc	151,248
29,900	First of Long Island Corp	299,598
35,300	Flushing Financial Corp	464,195
6,000	FS Bancorp Inc	218,700
110,600	Granite Point Mortgage Trust Inc REIT	328,482
35,500	Great Ajax Corp REIT	126,735
2,400	Great Southern Bancorp Inc	133,464
40,800	Hanmi Financial Corp	682,176
3,500	Hanover Insurance Group Inc	439,040
6,900	Heartland Financial USA Inc	306,705
36,200	Heritage Commerce Corp	314,940
16,400	Heritage Financial Corp	295,692
14,200	Hilltop Holdings Inc	444,176
2,800	Home Bancorp Inc	112,028
141,974	Home BancShares Inc	3,401,697
218,040	Hope Bancorp Inc	2,341,750
17,100	Horace Mann Educators Corp	557,802
36,100	Horizon Bancorp Inc	446,557
12,500	Independent Bank Corp	337,500
3,000	Independent Bank Group Inc	136,560
102,583	International Money Express Inc(a)	2,137,830
11,700	Investar Holding Corp	180,180
19,600	Janus Henderson Group PLC	660,716
52,400	Kearny Financial Corp	322,260
51,231	Kemper Corp	3,039,535
9,000	Lincoln National Corp	279,900
9,700	Live Oak Bancshares Inc	340,082
19,482	McGrath RentCorp	2,075,807
3,700	Mercantile Bank Corp	150,109
11,100	Merchants Bancorp	449,994
5,200	Mercury General Corp	276,328
32,100	MGIC Investment Corp	691,755
6,500	MidWestOne Financial Group Inc	146,185
5,400	Mr Cooper Group Inc(a)	438,642
38,800	Navient Corp	564,928
18,800	NMI Holdings Inc(a)	639,952
2,600	Northeast Bank	158,236
12,800	Northeast Community Bancorp Inc	228,096
50,600	Northfield Bancorp Inc	479,688
6,000	Northrim BanCorp Inc	345,840
40,600	OceanFirst Financial Corp	645,134
13,400	Pacific Premier Bancorp Inc	307,798
37,700	Park Hotels & Resorts Inc REIT	564,746
3,900	Parke Bancorp Inc	67,860
12,200	PCB Bancorp	198,616
13,700	Peapack-Gladstone Financial Corp	310,305
44,000	Pebblebrook Hotel Trust REIT	605,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
23,800	Perella Weinberg Partners	$ 386,750
39,481	Pinnacle Financial Partners Inc	3,160,059
52,091	Popular Inc	4,606,407
65,589	Postal Realty Trust Inc Class A REIT	874,301
6,740	Preferred Bank	508,803
21,200	Premier Financial Corp	433,752
14,300	Primis Financial Corp	149,864
21,300	ProAssurance Corp(a)	260,286
50,900	Prosperity Bancshares Inc	3,112,026
42,703	Provident Financial Services Inc	612,788
20,100	Radian Group Inc	625,110
9,500	RBB Bancorp	178,695
3,700	Safety Insurance Group Inc	277,611
27,900	Sandy Spring Bancorp Inc	679,644
69,900	Seritage Growth Properties Class A(a)(b)	326,433
12,451	Shore Bancshares Inc	142,564
7,400	Sierra Bancorp	165,612
38,500	Simmons First National Corp Class A	676,830
25,000	SiriusPoint Ltd(a)	305,000
79,867	Skyward Specialty Insurance Group Inc(a)	2,889,588
28,500	SLM Corp	592,515
3,459	Southern First Bancshares Inc(a)	101,141
40,356	SouthState Corp	3,084,006
77,273	STAG Industrial Inc REIT	2,786,464
10,000	Stewart Information Services Corp	620,800
36,287	Stifel Financial Corp	3,053,551
15,900	Synovus Financial Corp	639,021
6,800	Territorial Bancorp Inc	55,080
2,400	Texas Capital Bancshares Inc(a)	146,736
6,300	Tompkins Financial Corp	308,070
5,300	Towne Bank	144,531
40,300	TPG RE Finance Trust Inc REIT	348,192
16,600	TrustCo Bank Corp NY	477,582
22,100	Univest Financial Corp	504,543
63,300	Valley National Bancorp	441,834
21,000	Veritex Holdings Inc	442,890
25,500	Virtu Financial Inc Class A	572,475
2,880	Virtus Investment Partners Inc	650,448
22,040	WaFd Inc	629,903
16,200	Washington Trust Bancorp Inc	444,042
330	White Mountains Insurance Group Ltd	599,759
41,888	Wintrust Financial Corp	4,128,481
46,508	WSFS Financial Corp	2,185,876
14,200	Zions Bancorp NA	615,854
		112,597,619
Industrial — 20.41%
71,100	AerSale Corp(a)	492,012
Shares		Fair Value
Industrial — (continued)
31,706	Albany International Corp Class A	$ 2,677,572
42,047	Arcosa Inc	3,507,140
3,700	Armstrong World Industries Inc	418,988
15,501	Atkore Inc	2,091,550
103,331	Atmus Filtration Technologies Inc(a)	2,973,866
12,200	Avnet Inc	628,178
8,100	AZZ Inc	625,725
61,639	Barnes Group Inc	2,552,471
43,247	Bel Fuse Inc Class B	2,821,434
6,800	Belden Inc	637,840
6,900	Benchmark Electronics Inc	272,274
6,500	Brady Corp Class A	429,130
11,500	Cactus Inc Class A(b)	606,510
83,612	CECO Environmental Corp(a)	2,412,206
13,446	Clean Harbors Inc(a)	3,040,813
5,000	Coherent Corp(a)	362,300
60,224	Columbus McKinnon Corp	2,080,137
8,600	Core Molding Technologies Inc(a)	137,084
15,500	Energizer Holdings Inc	457,870
7,600	Enerpac Tool Group Corp	290,168
12,100	Flowserve Corp	582,010
35,300	Gates Industrial Corp PLC(a)	558,093
97,782	Genco Shipping & Trading Ltd	2,083,735
12,600	Greenbrier Cos Inc	624,330
44,791	Griffon Corp	2,860,353
39,300	Heartland Express Inc	484,569
13,100	Hillenbrand Inc	524,262
13,600	Insteel Industries Inc	421,056
47,127	International Seaways Inc	2,786,620
5,600	Itron Inc(a)	554,176
181,241	Janus International Group Inc(a)	2,289,074
25,500	JELD-WEN Holding Inc(a)	343,485
13,295	Kadant Inc	3,905,805
5,300	Kennametal Inc(b)	124,762
20,900	Kimball Electronics Inc(a)	459,382
50,306	Knife River Corp(a)	3,528,463
93,475	Leonardo DRS Inc(a)	2,384,547
28,974	Limbach Holdings Inc(a)	1,649,490
2,400	Lindsay Corp	294,912
10,010	Littelfuse Inc	2,558,456
15,500	Marten Transport Ltd	285,975
111,920	MDU Resources Group Inc	2,809,192
56,082	Mercury Systems Inc(a)	1,513,653
36,370	Moog Inc Class A	6,084,701
10,100	Mueller Industries Inc	575,094
23,700	Mueller Water Products Inc Class A	424,704
19,200	Myers Industries Inc	256,896
3,900	National Presto Industries Inc	293,007
3,900	NVE Corp	291,291
2,400	OSI Systems Inc(a)	330,048
6,200	PAM Transportation Services Inc(a)	107,694
6,091	Plexus Corp(a)	628,469
3,300	Primoris Services Corp	164,637

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
104,043	Pure Cycle Corp(a)	$ 993,611
9,200	Sanmina Corp(a)	609,500
7,100	Silgan Holdings Inc	300,543
31,072	TD SYNNEX Corp	3,585,709
1,700	Tennant Co	167,348
21,700	Thermon Group Holdings Inc(a)	667,492
53,000	Tredegar Corp	253,870
17,800	TriMas Corp	454,968
221,582	TTM Technologies Inc(a)	4,305,338
20,400	Tutor Perini Corp(a)	444,312
30,167	UFP Industries Inc	3,378,704
28,400	Vishay Intertechnology Inc(b)	633,320
145,987	Vontier Corp	5,576,703
23,900	World Kinect Corp	616,620
3,000	Worthington Enterprises Inc	141,990
		94,428,237
Technology — 4.44%
18,800	ACI Worldwide Inc(a)	744,292
3,800	Cirrus Logic Inc(a)	485,108
45,148	Concentrix Corp	2,856,965
56,373	Crane NXT Co	3,462,430
8,800	Diodes Inc(a)	632,984
29,100	DXC Technology Co(a)	555,519
72,585	HashiCorp Inc Class A(a)	2,445,389
6,900	IPG Photonics Corp(a)	582,291
7,400	Maximus Inc	634,180
24,433	MKS Instruments Inc	3,190,461
10,600	NCR Atleos Corp(a)	286,412
74,602	PagerDuty Inc(a)	1,710,624
19,400	Photronics Inc(a)	478,598
20,870	Rambus Inc(a)	1,226,321
16,100	Semtech Corp(a)	481,068
31,600	TruBridge Inc(a)	316,000
24,000	TTEC Holdings Inc	141,120
11,100	Verra Mobility Corp(a)	301,920
		20,531,682
Shares		Fair Value
Utilities — 2.45%
41,482	ALLETE Inc	$ 2,586,403
17,800	Avista Corp	616,058
11,400	Black Hills Corp	619,932
15,900	Northwest Natural Holding Co	574,149
12,100	Northwestern Energy Group Inc	605,968
9,500	ONE Gas Inc	606,575
6,400	Otter Tail Corp	560,576
16,300	PNM Resources Inc	602,448
14,200	Portland General Electric Co	614,008
8,600	Southwest Gas Holdings Inc	605,268
10,100	Spire Inc	613,373
24,471	Talen Energy Corp(a)	2,716,770
		11,321,528
TOTAL COMMON STOCK — 96.85% (Cost $392,047,843)		$448,142,012
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,850,081	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 5.26%(d)	6,850,081
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.48% (Cost $6,850,081)		$6,850,081
TOTAL INVESTMENTS — 98.33% (Cost $398,897,924)		$454,992,093
OTHER ASSETS & LIABILITIES, NET — 1.67%		$7,749,908
TOTAL NET ASSETS — 100.00%		$462,742,001

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 28, 2024.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,134,027,633	$134,470,324	$454,992,093
Cash	3,144,743	2,892,454	16,779,923
Cash pledged on futures contracts	1,177,556	-	-
Dividends receivable	1,251,450	20,325	376,281
Subscriptions receivable	896,602	2,204	33,496
Receivable for investments sold	-	94,493	262,154
Variation margin on futures contracts	31,360	-	-
Total Assets	1,140,529,344	137,479,800	472,443,947
LIABILITIES:
Payable for director fees	20,942	20,942	20,942
Payable for distribution fees	4,931	-	-
Payable for investments purchased	169,521	136,226	2,033,162
Payable for other accrued fees	148,812	89,166	163,060
Payable for shareholder services fees	197,612	1,817	18,504
Payable to investment adviser	153,056	69,640	232,543
Payable upon return of securities loaned	32,644,006	2,910,671	6,850,081
Redemptions payable	1,471,600	77,396	383,654
Total Liabilities	34,810,480	3,305,858	9,701,946
NET ASSETS	$1,105,718,864	$134,173,942	$462,742,001
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,473,270	$1,193,014	$5,848,517
Paid-in capital in excess of par	987,427,845	109,005,991	380,374,291
Undistributed/accumulated earnings	106,817,749	23,974,937	76,519,193
NET ASSETS	$1,105,718,864	$134,173,942	$462,742,001
NET ASSETS BY CLASS
Investor Class	$712,401,742	$6,983,463	$69,501,237
Class L	$26,789,591	N/A	N/A
Institutional Class	$366,527,531	$127,190,479	$393,240,764
CAPITAL STOCK:
Authorized
Investor Class	240,000,000	15,000,000	65,000,000
Class L	10,000,000	N/A	N/A
Institutional Class	300,000,000	60,000,000	250,000,000
Issued and Outstanding
Investor Class	56,674,563	639,726	1,886,586
Class L	1,437,854	N/A	N/A
Institutional Class	56,620,281	11,290,409	56,598,579
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.57	$10.92	$36.84
Class L	$18.63	N/A	N/A
Institutional Class	$6.47	$11.27	$6.95
(a) Cost of investments	$1,060,272,830	$114,784,750	$398,897,924
(b) Including fair value of securities on loan	$31,531,114	$2,800,905	$6,657,012
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending	$123,392	$21,907	$36,362
Dividends	8,791,400	294,670	3,754,979
Foreign withholding tax	1,459	(526)	(12,499)
Total Income	8,916,251	316,051	3,778,842
EXPENSES:
Management fees	857,908	551,021	1,608,819
Shareholder services fees – Investor Class	944,289	12,507	120,280
Shareholder services fees – Class L	44,738	-	-
Audit and tax fees	16,342	16,041	16,394
Custodian fees	14,472	18,367	18,399
Directors fees	18,522	18,522	18,522
Distribution fees – Class L	31,778	-	-
Legal fees	5,224	5,224	5,224
Pricing fees	1,598	378	1,003
Registration fees	38,972	17,111	57,531
Shareholder report fees	28,677	-	30,234
Transfer agent fees	7,894	4,555	5,001
Other fees	16,323	15,608	15,955
Total Expenses	2,026,737	659,334	1,897,362
Less amount waived by investment adviser	53,979	88,701	99,676
Net Expenses	1,972,758	570,633	1,797,686
NET INVESTMENT INCOME (LOSS)	6,943,493	(254,582)	1,981,156
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	18,500,353	7,459,759	15,310,563
Net realized gain on futures contracts	440,769	-	-
Net Realized Gain	18,941,122	7,459,759	15,310,563
Net change in unrealized appreciation (depreciation) on investments	(32,728,951)	1,001,575	(3,592,353)
Net change in unrealized depreciation on futures contracts	(61,803)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(32,790,754)	1,001,575	(3,592,353)
Net Realized and Unrealized Gain (Loss)	(13,849,632)	8,461,334	11,718,210
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,906,139)	$8,206,752	$13,699,366
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower S&P Small Cap 600® Index Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$6,943,493	$12,187,929
Net realized gain	18,941,122	31,694,336
Net change in unrealized appreciation (depreciation)	(32,790,754)	77,704,434
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,906,139)	121,586,699
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(14,814,909)
Class L	-	(500,810)
Institutional Class	-	(24,935,974)
From Net Investment Income and Net Realized Gains	0	(40,251,693)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	356,541,492	126,959,320
Class L	4,522,867	5,666,221
Institutional Class	52,988,371	76,725,383
Shares issued in reinvestment of distributions
Investor Class	-	14,814,909
Class L	-	500,810
Institutional Class	-	24,935,974
Shares redeemed
Investor Class	(107,206,581)	(225,226,983)
Class L	(4,197,503)	(10,671,368)
Institutional Class	(28,429,106)	(103,262,868)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	274,219,540	(89,558,602)
Total Increase (Decrease) in Net Assets	267,313,401	(8,223,596)
NET ASSETS:
Beginning of Period	838,405,463	846,629,059
End of Period	$1,105,718,864	$838,405,463
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	28,537,792	10,852,479
Class L	243,511	328,415
Institutional Class	8,270,230	12,527,832
Shares issued in reinvestment of distributions
Investor Class	-	1,206,646
Class L	-	27,461
Institutional Class	-	3,895,485
Shares redeemed
Investor Class	(8,605,018)	(19,182,430)
Class L	(225,719)	(611,524)
Institutional Class	(4,370,704)	(16,206,284)
Net Increase (Decrease)	23,850,092	(7,161,920)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Small Cap Growth Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment loss	$(254,582)	$(421,553)
Net realized gain (loss)	7,459,759	(241,679)
Net change in unrealized appreciation	1,001,575	20,780,823
Net Increase in Net Assets Resulting from Operations	8,206,752	20,117,591
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(1,490)
Institutional Class	-	(26,944)
From Net Investment Income and Net Realized Gains	0	(28,434)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	557,539	4,056,918
Institutional Class	15,510,397	36,803,191
Shares issued in reinvestment of distributions
Investor Class	-	1,490
Institutional Class	-	26,944
Shares redeemed
Investor Class	(2,949,205)	(1,586,269)
Institutional Class	(23,630,010)	(30,263,553)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,511,279)	9,038,721
Total Increase (Decrease) in Net Assets	(2,304,527)	29,127,878
NET ASSETS:
Beginning of Period	136,478,469	107,350,591
End of Period	$134,173,942	$136,478,469
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	52,329	407,956
Institutional Class	1,415,290	3,900,216
Shares issued in reinvestment of distributions
Investor Class	-	152
Institutional Class	-	2,662
Shares redeemed
Investor Class	(283,906)	(166,265)
Institutional Class	(2,139,152)	(3,023,342)
Net Increase (Decrease)	(955,439)	1,121,379
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Small Cap Value Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$1,981,156	$4,225,987
Net realized gain	15,310,563	45,202,937
Net change in unrealized appreciation (depreciation)	(3,592,353)	21,049,787
Net Increase in Net Assets Resulting from Operations	13,699,366	70,478,711
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(2,719,897)
Institutional Class	-	(50,540,439)
From Net Investment Income and Net Realized Gains	0	(53,260,336)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,306,516	264,754,610
Institutional Class	56,628,299	105,672,701
Shares issued in reinvestment of distributions
Investor Class	-	2,719,897
Institutional Class	-	50,540,439
Shares redeemed
Investor Class	(10,984,879)	(263,121,095)
Institutional Class	(61,226,417)	(101,959,135)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,276,481)	58,607,417
Total Increase in Net Assets	6,422,885	75,825,792
NET ASSETS:
Beginning of Period	456,319,116	380,493,324
End of Period	$462,742,001	$456,319,116
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	231,144	8,061,434
Institutional Class	8,359,284	15,933,846
Shares issued in reinvestment of distributions
Investor Class	-	78,138
Institutional Class	-	7,365,846
Shares redeemed
Investor Class	(304,202)	(8,199,728)
Institutional Class	(8,850,030)	(14,484,408)
Net Increase (Decrease)	(563,804)	8,755,128
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.71	0.09	(0.23)	(0.14)	-	-	-	$12.57	(1.26%) (d)
12/31/2023	$11.38	0.16	1.58	1.74	(0.07)	(0.34)	(0.41)	$12.71	15.47%
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
Class L
06/28/2024 (Unaudited)	$18.87	0.10	(0.34)	(0.24)	-	-	-	$18.63	(1.27%) (d)
12/31/2023	$16.71	0.19	2.32	2.51	(0.01)	(0.34)	(0.35)	$18.87	15.07%
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
Institutional Class
06/28/2024 (Unaudited)	$6.53	0.05	(0.11)	(0.06)	-	-	-	$6.47	(0.92%) (d)
12/31/2023	$6.08	0.11	0.83	0.94	(0.15)	(0.34)	(0.49)	$6.53	15.70%
12/31/2022	$8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$6.08	(16.21%)
12/31/2021	$7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$8.26	26.40%
12/31/2020	$7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$7.87	11.47%
12/31/2019	$7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$7.93	22.51%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$712,402	0.57%(f)	0.56%(f)	1.41%(f)	12%(d)
12/31/2023	$467,089	0.57%	0.56%	1.36%	30%
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
Class L
06/28/2024 (Unaudited)	$26,790	0.93%(f)	0.81%(f)	1.06%(f)	12%(d)
12/31/2023	$26,796	0.89%	0.81%	1.11%	30%
12/31/2022	$27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
Institutional Class
06/28/2024 (Unaudited)	$366,528	0.21%(f)	0.21%(f)	1.73%(f)	12%(d)
12/31/2023	$344,521	0.21%	0.21%	1.72%	30%
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.30	(0.04)	0.66	0.62	—	—	—	$10.92	6.02% (d)
12/31/2023	$8.90	(0.07)	1.47	1.40	—	(0.00)(e)	— (e)	$10.30	15.76%
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
12/31/2020	$10.89	(0.07)	4.00	3.93	(0.85)	(0.57)	(1.42)	$13.40	36.90%
12/31/2019	$8.91	(0.05)	2.48	2.43	—	(0.45)	(0.45)	$10.89	27.28%
Institutional Class
06/28/2024 (Unaudited)	$10.61	(0.02)	0.68	0.66	—	—	—	$11.27	6.22% (d)
12/31/2023	$9.14	(0.03)	1.50	1.47	—	(0.00)(e)	— (e)	$10.61	16.11%
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
12/31/2020	$11.02	(0.04)	4.08	4.04	(0.90)	(0.57)	(1.47)	$13.59	37.51%
12/31/2019	$8.99	(0.02)	2.51	2.49	(0.01)	(0.45)	(0.46)	$11.02	27.69%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$6,983	1.77% (g)	1.19% (g)	(0.72%) (g)	28% (d)
12/31/2023	$8,975	1.78%	1.19%	(0.71%)	60%
12/31/2022	$5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$7,720	1.60%	1.19%	(0.85%)	60%
12/31/2020	$7,908	1.67%	1.19%	(0.67%)	80%
12/31/2019	$6,521	1.66%	1.19%	(0.53%)	70%
Institutional Class
06/28/2024 (Unaudited)	$127,190	0.95% (g)	0.84% (g)	(0.36%) (g)	28% (d)
12/31/2023	$127,503	0.95%	0.84%	(0.35%)	60%
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
12/31/2020	$111,767	0.92%	0.84%	(0.32%)	80%
12/31/2019	$98,861	0.92%	0.84%	(0.16%)	70%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$35.91	0.10	0.83	0.93	—	—	—	$36.84	2.59% (d)
12/31/2023	$31.17	0.19	5.36	5.55	(0.02)	(0.79)	(0.81)	$35.91	17.81%
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
12/31/2020	$28.23	0.14	0.75	0.89	—	(0.07)	(0.07)	$29.05	3.20%
12/31/2019	$22.75	0.09	5.52	5.61	(0.00) (e)	(0.13)	(0.13)	$28.23	24.67%
Institutional Class
06/28/2024 (Unaudited)	$6.76	0.03	0.16	0.19	—	—	—	$6.95	2.81% (d)
12/31/2023	$6.58	0.07	1.12	1.19	(0.22)	(0.79)	(1.01)	$6.76	18.19%
12/31/2022	$8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$6.58	(9.70%)
12/31/2021	$8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$8.40	31.17%
12/31/2020	$7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$8.00	3.54%
12/31/2019	$6.41	0.05	1.56	1.61	(0.05)	(0.13)	(0.18)	$7.84	25.17%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$69,501	1.35% (g)	1.09% (g)	0.57% (g)	19% (d)
12/31/2023	$70,367	1.17%	1.09%	0.57%	74%
12/31/2022	$62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$74,488	1.12%	1.09%	0.41%	40%
12/31/2020	$68,753	1.13%	1.09%	0.58%	93%
12/31/2019	$65,827	1.13%	1.09%	0.35%	25%
Institutional Class
06/28/2024 (Unaudited)	$393,241	0.75% (g)	0.74% (g)	0.93% (g)	19% (d)
12/31/2023	$385,952	0.74%	0.74%	1.02%	74%
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
12/31/2019	$223,721	0.73%	0.73%	0.71%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interest in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower S&P Small Cap 600® Index Fund - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index
Empower Small Cap Growth Fund - seeks long-term capital appreciation
Empower Small Cap Value Fund - seeks long-term capital growth
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower S&P Small Cap 600® Index Fund. The Empower S&P Small Cap 600® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Semi-Annual Report - June 28, 2024

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2024

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for REITs.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower S&P Small Cap 600® Index Fund	$1,073,286,722	$187,659,493	$(126,803,804)	$60,855,689
Empower Small Cap Growth Fund	127,798,642	27,730,393	(21,058,711)	6,671,682
Empower Small Cap Value Fund	411,911,817	81,658,311	(38,578,035)	43,080,276
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 28, 2024

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	110
Average notional long	$11,218,510
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:
Empower S&P Small Cap 600® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$114,778(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2024 is as follows:
Empower S&P Small Cap 600® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$440,769	Net change in unrealized depreciation on futures contracts	$(61,803)

Semi-Annual Report - June 28, 2024

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower S&P Small Cap 600® Index Fund	0.19% up to $1 billion dollars
0.14% over $1 billion dollars
0.09% over $2 billion dollars
Empower Small Cap Growth Fund	0.83% up to $1 billion dollars
0.78% over $1 billion dollars
0.73% over $2 billion dollars
Empower Small Cap Value Fund	0.71%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower S&P Small Cap 600® Index Fund	0.21%
Empower Small Cap Growth Fund	0.84%
Empower Small Cap Value Fund	0.74%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 28, 2024, the amounts subject to recoupment were as follows:
Empower S&P Small Cap 600® Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$18,348	$95,525	$74,765	$53,979	$0
Empower Small Cap Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$120,127	$155,131	$149,900	$88,701	$0

Semi-Annual Report - June 28, 2024

Empower Small Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by the Adviser
$19,949	$42,066	$113,843	$99,676	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the Sub-Advisers below for their services:
Empower S&P Small Cap 600® Index Fund - Irish Life Investment Managers Limited, an affiliate of the Adviser and Empower of America. ILIM receives a monthly compensation for its services at the annual rate of 0.013% of the Fund’s net assets.
Empower Small Cap Growth Fund - Lord, Abbett & Co. LLC and Peregrine Capital Management LLC
Empower Small Cap Value Fund - Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Small Cap 600® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable class.
Empower Financial Services, Inc (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Small Cap 600® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower S&P Small Cap 600® Index Fund	$397,764,252	$113,877,239
Empower Small Cap Growth Fund	37,442,822	47,598,476
Empower Small Cap Value Fund	83,514,296	92,945,984
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 28, 2024

Collateral was invested in Government Money Market Funds. The Government Money Market Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of June 28, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower S&P Small Cap 600® Index Fund	$31,531,114	$32,644,006
Empower Small Cap Growth Fund	2,800,905	2,910,671
Empower Small Cap Value Fund	6,657,012	6,850,081

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. As of June 28, 2024 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract Pursuant to Form N-CSR, Item 11
Empower S&P Small Cap 600® Index Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower S&P Small Cap 600 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to

Semi-Annual Report - June 28, 2024

the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and

Semi-Annual Report - June 28, 2024

compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap® Index (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the third, third, fourth and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for the ten-year period and with specific rankings in the 56th, 58th and 60th percentiles for the one-, three- and five-year periods, respectively.  As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the third quintile of its performance universe, with specific rankings in the 54th, 54th and 53rd percentiles, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds.  In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Semi-Annual Report - June 28, 2024

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee.  The Board also observed that, as to each class of the Fund, the Fund’s total annual operating expense ratio ranked in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), specifically ranking in the 56th and 55th percentiles for the Investor Class and Institutional Class, respectively.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).

Semi-Annual Report - June 28, 2024

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.  In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

Empower Small Cap Growth Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Small Cap Growth Fund (the “Fund”), a series of the Company; (ii) the investment sub-advisory agreement (the “Peregrine Sub-Advisory Agreement”) by and among the Company, ECM and Peregrine Capital Management, LLC (“Peregrine”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lord Abbett Sub-Advisory Agreement”) by and among the Company, ECM and Lord, Abbett & Co. LLC (“Lord Abbett” and together with Peregrine, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Peregrine Sub-Advisory Agreement and the Lord Abbett Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”  The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Peregrine and Lord Abbett.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Report - June 28, 2024

In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory

Semi-Annual Report - June 28, 2024

developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund were in the third, second and second quintiles of its respective performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its respective performance universe median for the three- and five-year periods.  The Board also observed that each class of the Fund outperformed the Russell 2000 Growth Index for each period reviewed, with the exception of the one-year period ended December 31, 2023.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Institutional Class, as compared to shares of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

Semi-Annual Report - June 28, 2024

The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds.  The Board also observed that the total annual operating expense ratio for each class of the Fund was below its respective peer group median, ranking in the second quintile of its peer group in each case (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from Lord Abbett regarding its standard fee schedule for institutional separate accounts in the micro-cap innovation growth equity strategy, as well as the fees charged by Lord Abbett for other sub-advisory relationships with retail mutual funds and for the Sub-Adviser’s own mutual fund, each managed in the same investment style as the Fund.  The Board noted that Lord Abbett generally attributed certain differences in pricing to the servicing requirements unique to particular types of accounts and to client-specific considerations, such as projected asset levels at the time of negotiation.  As to Peregrine, the Board noted the Sub-Adviser’s statement that its sub-advisory clients with similar objectives, policies and size are assessed the same fee schedule and that it believes the fees charged to ECM are highly competitive in the current market environment.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to the Fund in particular, the Board noted that ECM reported a negative margin associated with its management of the Fund.  With respect to the Sub-Advisers, the Board took into account that Lord Abbett provided a profit margin range for all accounts within its micro-cap innovation growth equity strategy, including the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the Peregrine Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  The Board considered that, although the breakpoints in the Peregrine sub-advisory fee schedule take effect at lower asset levels

Semi-Annual Report - June 28, 2024

than for the management fee, the sub-advisory fee under the Peregrine Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  In addition, the Board considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM with respect to the Fund’s Institutional Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that Peregrine may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted Lord Abbett’s statement that in its role as a Sub-Adviser no fall-out benefits are received.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

Empower Small Cap Value Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Small Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Hotchkis & Wiley Capital Management, LLC (“HWCM”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles” and together with HWCM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of HWCM and Loomis Sayles.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Report - June 28, 2024

In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory

Semi-Annual Report - June 28, 2024

developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed.  Specifically, the annualized returns of the Fund’s Investor Class for each of the one-, three-, five- and ten-year periods ended December 31, 2023 were in the second, first, second and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers).  As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the second, first and first quintiles, respectively, of its performance universe.  The Board also observed that the Fund outperformed the Russell 2000 Value Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund to the total expense ratio of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in

Semi-Annual Report - June 28, 2024

comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds.  The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds, ranking in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) for the Investor Class and in the first quintile of its peer group for the Institutional Class.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to the fees charged by the Sub-Advisers to other clients with similar objectives and policies as the Fund, the Board received information from HWCM regarding its standard separate account fee schedule for the small cap diversified value strategy, as well as the fees charged by HWCM for its own retail mutual fund and other sub-advised registered funds managed in the same investment style as the Fund, as well as HWCM’s standard separate account fee schedule.  For Loomis Sayles, the Board similarly received information regarding the fees charged by the Sub-Adviser for its own retail mutual fund and its standard Form ADV fee schedule for small cap value.  The Board assessed the foregoing information and, where applicable, noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as account servicing requirements, account size, historical relationship discounts and scope of overall relationship, and consideration of other assets under management in the case of certain funds sub-advised by HWCM and other client-specific circumstances.  Also noted was the statement by Loomis Sayles that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the firm in this strategy.  Taking into account the foregoing, the Board determined that the fees charged by the Sub-Advisers to other similar accounts and clients identified as comparable appeared to be competitive with the fees charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each of the Sub-Advisers.  The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to the Sub-Advisers, the Board noted that Loomis Sayles reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.

Semi-Annual Report - June 28, 2024

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board also noted that both sub-advisory fee schedules contained breakpoints that would reduce the relevant sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  In this connection, the Board considered that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.  Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify.
In addition, the Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Semi-Annual Report - June 28, 2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024